Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Environmental reserves
Balance at beginning of period	$ 1,747	$ 1,450
Charged to costs and expenses	(225)
Acquisition-related additions		968	1,450
Payments	(471)	(671)
Balance at end of period	$ 1,051	$ 1,747	$ 1,450